Inventories	12 Months Ended
Dec. 31, 2010
Inventories [Abstract]
INVENTORIES

(3)	INVENTORIES

	December 31,	December 31,
	2009	2010

Inventories consist of the following:
Raw materials	205,517	149,004
Work in progress	77,589	106,872
Supplies	76,552	129,951
Finished goods	83,482	101,809

	443,140	487,636

Inventories:
- Current	432,193	474,612
- Non-current	10,947	13,024

The Group had US$12,261 and US$46,820 of raw materials and work in progress consigned to third parties as of December 31, 2009 and 2010, respectively.

Raw materials consist of a variety of polysilicon materials, including solar-grade virgin polysilicon, recyclable polysilicon materials, silicon powder and trichlorosilane.

Write-downs of raw materials, work in progress and finished goods inventories were US$311,999, US$180,213 and US$6,113 during the years ended December 31, 2008, 2009 and 2010, respectively, which are included in cost of goods sold.